UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                 811-21682

                    Sterling Capital Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

                                 Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Variable Insurance Funds

434 Fayetteville Street, 5th Floor

                Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end:  December 31

Date of reporting period:   December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Sterling Capital Variable Insurance Funds

Sterling Capital Equity Income VIF (formerly known as Sterling Capital Select Equity VIF)

Performance Overview 12/31/2003 - 12/31/2013

Growth of a $10,000 investment

Portfolio Manager

George F. Shipp, CFA

Managing Director and portfolio manager

Sterling Capital Management LLC

Average Annual Returns

	1 Year	5 Years	10 Years

Sterling Capital Equity Income VIF	17.48%	11.36%	4.00%

S&P 500® Index	32.39%	17.94%	7.41%

The chart represents a comparison of a hypothetical $10,000 investment in the indicated Fund versus a similar investment in the Fund’s benchmark, and includes the reinvestment of distributions. The returns include the Fund level expenses, but do not include fees charged by participating insurance companies. These charges and fees will reduce returns. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains, and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio changes. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Q. How did the Fund perform during the 12-month period between January 1, 2013 and December 31, 2013?

A. The Fund underperformed its benchmark, the S&P 500® Index.

Q. What factors affected the Fund’s performance?

A. The current portfolio manager took over responsibility for the Fund in May 2013. The Fund’s portfolio manager seeks to hold stocks of companies with established track records of consistently paying and raising their dividends.

The stock market’s performance generally was strong during the period, with the S&P 500® Index posting its best annual performance since 1997. While all 10 sectors of the market posted double-digit returns for the year, those gains were not evenly distributed. Improving economic conditions helped investors grow more comfortable with risk, which favored smaller companies over their larger counterparts. The conditions were particularly unfavorable for large, well-established companies with high dividend yields. So while the Fund’s absolute return was buoyed by the overall positive performance of the equities markets, it still lagged its benchmark.

The Fund’s relative performance suffered in part from news in May that the Federal Reserve was considering tapering its quantitative easing efforts. The announcement drove up interest rates. That made yields on fixed-income investments more attractive relative to dividend-paying stocks. Traditional yield-oriented sectors, such as telecommunications and consumer staples, were hardest hit. The Fund’s lone materials holding, a potash mining company, also dragged on relative performance due to soft commodities prices, as did the cash holdings, given the strong performance of equities during the period.

A few specific holdings benefited from accelerating economic growth and higher interest rates. In particular, the Fund benefited from investments in two insurers, two consumer discretionary businesses and a parcel delivery company, all of which outperformed the benchmark and contributed positively to the Fund’s relative performance.

Portfolio composition is as of December 31, 2013, and is subject to change and risk.

The Fund is measured against the S&P 500® Index, a widely recognized, unmanaged index of common stocks. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

A portion of the Fund’s fees have been voluntarily reduced (See Note 4 in the Notes to the Financial Statements). If fees had not been reduced, the Fund’s total return for the periods would have been lower.

2

Sterling Capital Special Opportunities VIF

Performance Overview 7/22/2004 - 12/31/2013

Growth of a $10,000 investment

Portfolio Manager

George F. Shipp, CFA

Managing Director and portfolio manager

Sterling Capital Management LLC

Average Annual Returns (Inception 7/22/2004)

	1 Year	5 Years	Since Inception

Sterling Capital Special Opportunities VIF	26.81%	18.47%	11.60%

S&P 500® Index	32.39%	17.94%	7.88%

The chart represents a comparison of a hypothetical $10,000 investment in the indicated Fund versus a similar investment in the Fund’s benchmark, and includes the reinvestment of distributions. The inception date used for the S&P 500® Index was 07/31/04. The returns include the Fund level expenses, but do not include fees charged by participating insurance companies. These charges and fees will reduce returns. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains, and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio changes. A concentrated portfolio may add a measure of volatility to performance, as major fluctuations in any one holding will likely affect the Fund more than a fund with greater diversification.

Q. How did the Fund perform during the 12-month period between January 1, 2013 and December 31, 2013?

A. The Fund underperformed its benchmark, the S&P 500® Index.

Q. What factors affected the Fund’s performance?

A. The stock market’s performance generally was strong during the period, with the S&P 500® Index posting its best annual performance since 1997. The performance was broad-based, with all 10 S&P sectors achieving gains during the 12-month period. Investor confidence was helped by improving economic conditions. The renewed confidence in equity markets meant that investors regained their appetite for risk, a scenario that favored smaller companies compared to their larger counterparts. The Fund’s absolute returns were fueled by this overall positive performance in the markets.

The Fund’s cash holdings dragged on its relative performance during this period of strong market returns. The Fund’s sole materials holding, a gold miner, also detracted from relative performance as gold turned in its first losing year since 1999. Together these two factors significantly contributed to the Fund’s underperformance for the 12-month period.

Overweight allocations to specific benchmark companies contributed positively to the Fund’s relative performance. The stocks of the Fund’s four largest holdings, namely a cable company, a satellite TV operator, an oil-services provider and an information technology security business, all posted gains that outperformed the benchmark for the year. This performance was based on company-specific factors, such as a significant stock repurchase effort by the oil services provider, and industry consolidation and growing penetration to small and medium-sized business for the cable company.

Portfolio composition is as of December 31, 2013, and is subject to change and risk.

The Fund is measured against the S&P 500® Index, a widely recognized, unmanaged index of common stocks. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

A portion of the Fund’s fees have been voluntarily reduced (See Note 4 in the Notes to the Financial Statements). If fees had not been reduced, the Fund’s total return for the periods would have been lower.

3

Sterling Capital Total Return Bond VIF

Performance Overview 7/22/2004 - 12/31/2013

Growth of a $10,000 investment

Portfolio Managers

Mark Montgomery, CFA

Managing Director and Senior Fixed Income portfolio manager

Sterling Capital Management LLC

Richard T. LaCoff

Managing Director and Senior Fixed Income portfolio manager

Sterling Capital Management LLC

Average Annual Returns (Inception 7/22/2004)

	1 Year	5 Years	Since Inception

Sterling Capital Total Return Bond VIF	-1.56%	5.32%	4.65%

Barclays U.S. Aggregate Bond Index	-2.02%	4.44%	4.71%

The chart represents a comparison of a hypothetical $10,000 investment in the indicated Fund versus a similar investment in the Fund’s benchmark, and includes the reinvestment of distributions. The inception date used for the Barclays U.S. Aggregate Bond Index was 07/31/04. The returns include the Fund level expenses, but do not include fees charged by participating insurance companies. These charges and fees will reduce returns. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains, and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Investment Concerns

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

The Fund is subject to the risk that principal value tends to react in opposition to the movement of interest rates and that a rising interest rate environment increases the risk of loss of principal.

Q. How did the Fund perform during the 12-month period between January 1, 2013 and December 31, 2013?

A. The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index.

Q. What factors affected the Fund’s performance?

A. Fixed income markets lost ground during the period even as economic conditions improved. Investors reacted to indications from the Federal Reserve in May that it would begin tapering its asset-purchasing program. The Fed’s announcement sent investors fleeing from the fixed income market in anticipation of tighter monetary policy, which pushed bond yields sharply higher and bond prices sharply lower. Bond prices recovered slightly in September as the Fed announced the economy was not yet strong enough to justify tapering. The Fund posted a negative return for the period.

The Fund outperformed its benchmark for the period, in part due to an overweight allocation to sectors with higher interest rates than government securities, such as agency mortgage-backed securities, corporate bonds and securitized debt. These investments, particularly agency mortgage-backed securities, were supported during the period by the Fed’s asset-buying program. An increase in investor appetite for riskier assets — caused by indications that the U.S. economy remained resilient and the unemployment rate was falling — also boosted the performance of more credit sensitive investments. Meanwhile, overweight positions in the financial institutions sub-sector within corporate bonds were major contributors to the Fund’s relative performance. An overweight position in non-agency mortgage-backed securities, the best performing sub-sector within the securitized sector, also aided relative performance.

An overweight allocation to the industrial sub-sector within the corporate bond sector detracted from the Fund’s relative performance. The sub-sector posted gains for the period, but its performance lagged both the benchmark and the broader corporate bond sector. Within the securitized sector, asset-backed securities underperformed the broader index, and the Fund’s overweight allocation to this sub-sector was a detractor from performance relative to the benchmark. An underweight position in agency mortgage-backed securities, which outperformed the benchmark during the period, also dragged on the Fund’s relative returns.

Portfolio composition is as of December 31, 2013, and is subject to change and risk.

The Fund is measured against Barclays U.S. Aggregate Bond Index which is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

A portion of the Fund’s fees have been voluntarily reduced (See Note 4 in the Notes to the Financial Statements). If fees had not been reduced, the Fund’s total return for the periods would have been lower.

4

Sterling Capital Variable Insurance Funds

Summary of Portfolio Holdings (Unaudited)

December 31, 2013

Each Sterling Capital Variable Insurance Fund’s portfolio composition at December 31, 2013 was as follows:

Sterling Capital Equity Income VIF	Percentage of net assets
Consumer Discretionary	16.4%
Consumer Staples	14.8%
Energy	19.0%
Financials	9.7%
Health Care	18.9%
Industrials	3.8%
Information Technology	12.2%
Telecommunication Services	3.4%
Money Market Fund	0.7%

98.9%

Sterling Capital Special Opportunities VIF
Consumer Discretionary	14.0%
Consumer Staples	3.1%
Energy	11.6%
Financials	7.3%
Health Care	19.4%
Industrials	3.7%
Information Technology	34.6%
Materials	1.5%
Money Market Fund	4.9%

100.1%

Sterling Capital Total Return Bond VIF
Asset Backed Securities	4.7%
Collateralized Mortgage Obligations	9.0%
Commercial Mortgage-Backed Securities	17.1%
Corporate Bonds	42.0%
Foreign Government Bonds	0.7%
Mortgage-Backed Securities	9.3%
Municipal Bonds	7.8%
U.S. Government Agencies	3.4%
Preferred Stocks	2.1%
Money Market Fund	1.6%

97.7%

Sterling Capital Variable Insurance Funds

Expense Example (Unaudited)

December 31, 2013

As a shareholder of the Sterling Capital Variable Insurance Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Sterling Capital Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period 7/1/13 - 12/31/13*	Expense Ratio During Period 7/1/13 - 12/31/13
Sterling Capital Equity Income VIF	$1,000.00	$1,091.90	$6.17	1.17%
Sterling Capital Special Opportunities VIF	1,000.00	1,147.70	7.31	1.35%
Sterling Capital Total Return Bond VIF	1,000.00	1,012.40	6.19	1.22%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year). Expenses shown do not include annuity contract fees.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Sterling Capital Variable Insurance Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period 7/1/13 - 12/31/13*	Expense Ratio During Period 7/1/13 - 12/31/13
Sterling Capital Equity Income VIF	$1,000.00	$1,019.31	$5.96	1.17%
Sterling Capital Special Opportunities VIF	1,000.00	1,018.40	6.87	1.35%
Sterling Capital Total Return Bond VIF	1,000.00	1,019.06	6.21	1.22%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year). Expenses shown do not include annuity contract fees.

Sterling Capital Equity Income VIF

Schedule of Portfolio Investments

December 31, 2013

Shares		Fair Value
COMMON STOCKS (98.2%)

	Consumer Discretionary (16.4%)
6,130	McDonald’s Corp.	$594,794
8,955	Omnicom Group, Inc.	665,983
24,220	Pearson PLC, ADR	542,528
8,860	Target Corp.	560,572
3,600	Time Warner Cable, Inc.	487,800

		2,851,677

	Consumer Staples (14.8%)
9,800	Coca-Cola Co. (The)	404,838
10,595	General Mills, Inc.	528,796
7,570	PepsiCo, Inc.	627,856
4,635	Philip Morris International, Inc.	403,848
14,385	Unilever PLC, ADR	592,662

		2,558,000

	Energy (19.0%)
5,155	Chevron Corp.	643,911
11,440	Ensco PLC, Class A	654,139
18,090	Kinder Morgan, Inc.	651,240
6,660	Occidental Petroleum Corp.	633,366
20,105	Spectra Energy Corp.	716,140

		3,298,796

	Financials (9.7%)
1,270	BlackRock, Inc.	401,917
12,920	MetLife, Inc.	696,646
6,445	Travelers Cos., Inc. (The)	583,530

		1,682,093

	Health Care (18.9%)
9,635	Abbott Laboratories	369,310
6,630	AbbVie, Inc.	350,130
8,980	Baxter International, Inc.	624,559
8,500	Novartis AG, ADR	683,230
18,260	Pfizer, Inc.	559,304

Shares		Fair Value
COMMON STOCKS — (continued)

	Health Care — (continued)
7,405	WellPoint, Inc.	$684,148

		3,270,681

	Industrials (3.8%)
6,275	United Parcel Service, Inc., Class B	659,377

	Information Technology (12.2%)
20,460	Intel Corp.	531,142
18,000	Maxim Integrated Products, Inc.	502,380
9,190	Microsoft Corp.	343,982
9,845	QUALCOMM, Inc.	730,991

		2,108,495

	Telecommunication Services (3.4%)
13,062	Rogers Communications, Inc., Class B	591,056

	Total Common Stocks (Cost $15,066,006)	17,020,175

MONEY MARKET FUND (0.7%)

120,105	Federated Treasury Obligations Fund, Institutional Shares	120,105

	Total Money Market Fund (Cost $120,105)	120,105

Total Investments — 98.9% (Cost $15,186,111)		17,140,280
Net Other Assets (Liabilities) — 1.1%		186,067

NET ASSETS — 100.0%		$17,326,347

ADR — American Depositary Receipt

See accompanying Notes to the Financial Statements.

Sterling Capital Special Opportunities VIF

Schedule of Portfolio Investments

December 31, 2013

Shares		Fair Value
COMMON STOCKS (95.2%)

	Consumer Discretionary (14.0%)
29,000	Comcast Corp., Class A	$1,506,985
24,000	DIRECTV(a)	1,658,160
63,000	Ford Motor Co.	972,090

		4,137,235

	Consumer Staples (3.1%)
26,000	Mondelez International, Inc., Class A	917,800

	Energy (11.6%)
14,700	Apache Corp.	1,263,318
8,800	EOG Resources, Inc.	1,476,992
10,000	Halliburton Co.	507,500
5,000	Williams Cos., Inc. (The)	192,850

		3,440,660

	Financials (7.3%)
8,616	American Campus Communities, Inc., REIT	277,521
12,300	Capital One Financial Corp.	942,303
15,500	Och-Ziff Capital Management Group, LLC, Class A	229,400
17,100	Ryman Hospitality Properties, Inc., REIT	714,438

		2,163,662

	Health Care (19.4%)
22,000	Agilent Technologies, Inc.	1,258,180
17,300	HCA Holdings, Inc.(a)	825,383
35,100	Myriad Genetics, Inc.(a)	736,398
34,000	Teva Pharmaceutical Industries, Ltd., ADR	1,362,720
21,000	UnitedHealth Group, Inc.	1,581,300

		5,763,981

	Industrials (3.7%)
24,000	Nielsen Holdings NV	1,101,360

	Information Technology (34.6%)
20,000	Akamai Technologies, Inc.(a)	943,600

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
2,400	Apple, Inc.	$ 1,346,664
24,000	Broadcom Corp., Class A	711,600
20,000	Check Point Software Technologies, Ltd.(a)	1,290,400
65,000	Cisco Systems, Inc.	1,459,250
15,000	Citrix Systems, Inc.(a)	948,750
29,500	eBay, Inc.(a)	1,619,255
19,000	Intuit, Inc.	1,450,080
13,932	NCR Corp.(a)	474,524

		10,244,123

	Materials (1.5%)
53,000	Yamana Gold, Inc.	456,860

	Total Common Stocks (Cost $19,568,811)	28,225,681

MONEY MARKET FUND (4.9%)

1,464,417	Federated Treasury Obligations Fund, Institutional Shares	1,464,417

	Total Money Market Fund (Cost $1,464,417)	1,464,417

Total Investments — 100.1% (Cost $21,033,228)		29,690,098
Net Other Assets (Liabilities) — (0.1)%		(36,210)

NET ASSETS — 100.0%		$29,653,888

(a)	Represents non-income producing security.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments

December 31, 2013

Principal Amount		Fair Value
ASSET BACKED SECURITIES (4.7%)

$ 81,477	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.505%, 11/25/35(a)	$ 76,358
246,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	245,637
83,412	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.365%, 1/25/36(a)	76,066
71,383	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.665%, 3/25/35(a)	70,863
167,730	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.485%, 10/25/35(a)	156,513

	Total Asset Backed Securities (Cost $631,994)	625,437

COLLATERALIZED MORTGAGE OBLIGATIONS (9.0%)

58,105	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.045%, 4/25/35(a)	57,368
46,551	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	48,232
88,610	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	87,791
50,374	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	51,361
30,764	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	30,814
64,051	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	67,679
155,793	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	163,251
53,602	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	54,491
66,180	PHHMC Trust, Series 2007-6, Class A1, 5.650%, 12/18/37(a)	68,368
17,284	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	17,478
62,801	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	64,136
40,892	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.510%, 12/25/34(a)	40,289
75,748	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	76,638
103,329	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.433%, 6/25/34(a)	105,339
45,195	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	46,265
17,155	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	17,525
89,204	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.616%, 1/25/35(a)	89,343
91,068	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.629%, 10/25/35(a)	91,678

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$ 20,874	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	$ 21,719

	Total Collateralized Mortgage Obligations (Cost $1,164,234)	1,199,765

COMMERCIAL MORTGAGE-BACKED SECURITIES (17.1%)

79,554	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	86,543
120,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	130,204
6,463	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.633%, 4/10/49(a)	6,468
73,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.290%, 11/10/42(a)	76,577
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	41,558
60,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	67,441
95,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.218%, 7/15/44(a)	101,667
150,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	164,266
95,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	103,521
155,000	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.752%, 6/10/46(a)	168,548
89,000	COMM Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 10/10/46	91,442
117,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	124,205
139,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	143,753
100,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	103,561
158,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(a)	166,008
81,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271%, 11/10/46	83,035
71,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A4, 4.199%, 1/15/47	72,197
116,765	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	126,834
150,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	165,308
60,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.281%, 1/11/43(a)	69,240
80,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.466%, 3/12/44(a)	86,175
42,605	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	42,853

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

December 31, 2013

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$63,295	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	$ 67,978

	Total Commercial Mortgage-Backed Securities (Cost $2,296,542)	2,289,382

CORPORATE BONDS (42.0%)

	Consumer Discretionary (3.6%)
21,000	21st Century Fox America, Inc., 5.400%, 10/1/43(b)	21,264
26,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	36,012
31,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(b)	31,662
45,000	Ford Motor Co., 7.450%, 7/16/31	55,110
65,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	62,070
34,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	31,828
27,000	NBCUniversal Media, LLC, 5.950%, 4/1/41	29,534
19,000	Nordstrom, Inc., 6.250%, 1/15/18	21,981
26,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	30,095
48,000	Service Corp. International, 7.000%, 5/15/19	51,360
40,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	45,700
29,000	Viacom, Inc., 5.850%, 9/1/43	30,485
33,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	35,237

		482,338

	Consumer Staples (0.7%)
42,000	Altria Group, Inc., 5.375%, 1/31/44	42,174
26,000	CVS Caremark Corp., 6.125%, 9/15/39	29,487
25,000	Lorillard Tobacco Co., 6.875%, 5/1/20	28,852

		100,513

	Energy (6.0%)
31,000	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(b)	29,527
28,000	BP Capital Markets PLC, 1.375%, 11/6/17	27,574
30,000	Buckeye Partners LP, 4.150%, 7/1/23	28,846
34,000	Cameron International Corp., 6.375%, 7/15/18	39,540
42,000	Chesapeake Energy Corp., 3.250%, 3/15/16	42,420
34,000	Denbury Resources, Inc., 8.250%, 2/15/20	37,443
37,000	Energy Transfer Partners LP, 9.000%, 4/15/19	46,763
40,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	43,562
32,000	Hess Corp., 5.600%, 2/15/41	33,348
55,000	Kinder Morgan Energy Partners LP, 5.000%, 3/1/43	50,762
32,000	NuStar Logistics LP, 8.150%, 4/15/18	36,240
27,000	Petrobras Global Finance BV, 2.000%, 5/20/16	26,979
33,000	Petrobras International Finance Co., 3.500%, 2/6/17	33,302
46,000	Petrofac, Ltd., 3.400%, 10/10/18(b)	46,329
30,000	Petrohawk Energy Corp., 6.250%, 6/1/19	33,060
27,000	Phillips 66, 5.875%, 5/1/42	29,283
30,000	Plains Exploration & Production Co., 6.500%, 11/15/20	33,131
26,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	27,560

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$ 41,000	Schlumberger Investment SA, 3.300%, 9/14/21(b)	$ 40,762
43,000	Shell International Finance BV, 4.550%, 8/12/43	41,940
42,000	Statoil ASA, 4.800%, 11/8/43	42,432
30,000	Western Gas Partners LP, 4.000%, 7/1/22	28,633

		799,436

	Financials (23.4%)
33,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	33,206
33,000	Ally Financial, Inc., 2.750%, 1/30/17	33,124
94,000	American International Group, Inc., 3.800%, 3/22/17	100,382
45,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	44,452
39,000	Associates Corp. of North America, 6.950%, 11/1/18	46,403
35,000	Bank of America Corp., MTN, 5.875%, 2/7/42	40,029
31,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	34,348
40,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	40,433
79,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	88,045
33,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(b)	38,534
40,000	BNP Paribas SA, MTN, 3.250%, 3/3/23	37,846
32,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(b)	30,509
28,000	CBL & Associates LP, REIT, 5.250%, 12/1/23	27,963
51,000	CBRE Services, Inc., 6.625%, 10/15/20	54,570
41,000	CIT Group, Inc., 4.750%, 2/15/15(b)	42,486
26,000	Citigroup, Inc., 5.875%, 1/30/42	29,221
40,000	CNA Financial Corp., 7.350%, 11/15/19	48,488
39,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	39,213
46,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20	45,080
45,000	CubeSmart LP, REIT, 4.800%, 7/15/22	46,221
30,000	Duke Realty LP, REIT, 7.375%, 2/15/15	32,089
7,000	Federal Realty Investment Trust, REIT, 2.750%, 6/1/23	6,291
40,000	Fifth Third Bancorp, 3.625%, 1/25/16	42,024
20,000	First American Financial Corp., 4.300%, 2/1/23	19,050
123,000	General Electric Capital Corp., 5.300%, 2/11/21	137,590
24,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	30,854
47,000	General Motors Financial Co., Inc., 2.750%, 5/15/16(b)	47,587
41,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	47,248
60,000	Health Care REIT, Inc., 4.950%, 1/15/21	63,442
40,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	37,007
47,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	43,308
30,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	27,815
77,000	HSBC Finance Corp., 6.676%, 1/15/21	88,476
28,000	Invesco Finance PLC, 3.125%, 11/30/22	25,908

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

December 31, 2013

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$ 35,000	Jefferies Group, LLC, 8.500%, 7/15/19	$ 42,700
42,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	40,339
16,000	JPMorgan Chase & Co., 5.600%, 7/15/41	17,364
31,000	JPMorgan Chase & Co., Series Q, 5.150%, 12/29/49(a)	27,823
25,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	27,386
30,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	32,533
29,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	32,072
28,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	40,126
84,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	99,319
128,000	Morgan Stanley, 5.375%, 10/15/15	137,673
103,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	120,520
165,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	177,686
53,000	National City Corp., 6.875%, 5/15/19	62,802
33,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	30,731
25,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	35,058
36,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	33,100
40,000	ProAssurance Corp., 5.300%, 11/15/23	40,750
40,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	48,650
27,000	Prudential Financial, Inc., MTN, Series D, 7.375%, 6/15/19	33,148
32,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	35,277
30,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	29,869
37,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	37,150
30,000	Royal Bank of Scotland Group PLC, 5.000%, 10/1/14	30,659
53,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	54,166
45,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	60,893
30,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	32,516
38,000	SunTrust Banks, Inc., 3.500%, 1/20/17	39,958
26,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	32,330
25,000	Validus Holdings, Ltd., 8.875%, 1/26/40	33,010
70,000	Wachovia Corp., 5.625%, 10/15/16	78,628
37,000	Wachovia Corp., 5.500%, 8/1/35	38,209

		3,131,687

	Health Care (2.1%)
36,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	38,610
42,000	DENTSPLY International, Inc., 2.750%, 8/15/16	43,217
44,000	Edwards Lifesciences Corp., 2.875%, 10/15/18	43,743
28,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	30,940
24,000	HCA, Inc., 8.500%, 4/15/19	25,440
28,000	Mylan, Inc., 7.875%, 7/15/20(b)	31,683
22,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(b)	22,715

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Health Care — (continued)
$42,000	Ventas Realty LP, 5.700%, 9/30/43	$ 42,995

		279,343

	Industrials (2.2%)
29,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	28,590
36,000	CNH Capital, LLC, 3.875%, 11/1/15	37,170
11,000	Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19(b)	10,842
29,500	Nielsen Finance, LLC/Nielsen Finance Co., 4.500%, 10/1/20	28,689
44,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(b)	45,253
39,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	38,189
36,000	Textron, Inc., 4.625%, 9/21/16	38,809
29,000	United Rentals North America, Inc., 10.250%, 11/15/19	32,857
35,000	Verisk Analytics, Inc., 5.800%, 5/1/21	37,798

		298,197

	Information Technology (0.2%)
27,000	Altera Corp., 1.750%, 5/15/17	26,585

	Materials (1.4%)
21,000	FMG Resources August 2006 Pty, Ltd., 7.000%, 11/1/15(b)	21,787
30,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	33,375
32,000	Mosaic Co. (The), 5.450%, 11/15/33	32,603
29,000	Rock Tenn Co., 4.900%, 3/1/22	29,852
34,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	34,723
34,000	Xstrata Finance Canada, Ltd., 4.250%, 10/25/22(b)	32,418

		184,758

	Telecommunication Services (1.0%)
21,000	British Telecommunications PLC, 9.625%, 12/15/30	31,337
27,000	Telefonica Emisiones SAU, 5.134%, 4/27/20	28,684
64,000	Verizon Communications, Inc., 6.550%, 9/15/43	74,877

		134,898

	Utilities (1.4%)
33,000	CMS Energy Corp., 8.750%, 6/15/19	41,741
33,000	Progress Energy, Inc., 3.150%, 4/1/22	31,774
51,000	PSEG Power, LLC, 2.450%, 11/15/18	50,338
54,000	Puget Energy, Inc., 5.625%, 7/15/22	58,725

		182,578

	Total Corporate Bonds (Cost $5,591,946)	5,620,333

FOREIGN GOVERNMENT BONDS (0.7%)

	Mexico (0.5%)
72,000	United Mexican States, MTN, 4.750%, 3/8/44	64,890

	Poland (0.2%)
37,000	Republic of Poland, 3.000%, 3/17/23	33,689

	Total Foreign Government Bonds (Cost $97,133)	98,579

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

December 31, 2013

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES (9.3%)

	Fannie Mae (6.3%)
$ 5,698	4.500%, 10/1/18, Pool #752030	$ 6,057
9,161	5.000%, 10/1/25, Pool #255894	9,937
120,000	3.000%, 12/1/28, Pool #AV2321	122,565
136,026	4.000%, 6/1/32, Pool #MA1089	141,598
3,208	7.000%, 6/1/35, Pool #255820	3,628
12,670	5.000%, 11/1/35, Pool #842402	13,749
14,217	6.000%, 12/1/36, Pool #902054	15,772
114,258	5.500%, 8/1/37, Pool #995082	125,725
47,654	5.000%, 6/1/40, Pool #AD4927	51,929
45,269	5.000%, 6/1/40, Pool #AD7860	49,266
90,037	4.500%, 5/1/41, Pool #AI1023	95,419
84,764	4.000%, 1/1/42, Pool #AK0685	87,974
123,999	3.500%, 5/1/43, Pool #AB9368	123,307

		846,926

	Freddie Mac (2.6%)
8,266	6.000%, 10/1/19, Pool #G11679	8,717
5,029	5.500%, 10/1/21, Pool #G12425	5,471
696	6.000%, 7/1/35, Pool #A36304	769
23,321	6.500%, 12/1/37, Pool #A69955	25,915
70,266	4.500%, 1/1/40, Pool #A90764	74,411
69,127	3.794%, 7/1/40, Pool #1B4948(a)	72,111
144,741	5.000%, 7/1/40, Pool #A93070	156,318

		343,712

	Ginnie Mae (0.4%)
42,803	5.000%, 2/15/40, Pool #737037	46,605

	Total Mortgage-Backed Securities (Cost $1,224,233)	1,237,243

MUNICIPAL BONDS (7.8%)

	California (2.4%)
220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	237,961
65,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	85,578

		323,539

	Colorado (0.4%)
55,000	Colorado Housing & Finance Authority, Unemployment/Welfare Funding Revenue, Taxable, Series B, 1.600%, 5/15/16	56,019

	Connecticut (0.4%)
60,000	State of Connecticut, Public Improvements G.O., Taxable, Series B, 2.551%, 10/15/22	55,200

	Illinois (0.9%)
130,000	State of Illinois, Public Improvements Revenue, Taxable, 2.931%, 6/15/22	123,218

	New Jersey (0.3%)
40,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	38,653

	New York (2.0%)
100,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	91,692

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New York — (continued)
$155,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	$ 167,019

		258,711

	Pennsylvania (0.5%)
70,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	64,212

	Washington (0.3%)
45,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Taxable, Series B, 2.714%, 12/1/21	41,307

	Wisconsin (0.6%)
90,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	81,166

	Total Municipal Bonds (Cost $1,035,684)	1,042,025

U.S. GOVERNMENT AGENCIES (3.4%)

	Fannie Mae (3.4%)
337,000	7.125%, 1/15/30	456,852

	Total U.S. Government Agencies (Cost $472,764)	456,852

Shares
PREFERRED STOCKS (2.1%)

	Consumer Discretionary (0.0%)
159	PulteGroup, Inc., 7.375%	3,954

	Financials (1.6%)
1,372	Aegon NV, 7.250%	34,808
1,125	Barclays Bank PLC, Series 4, 7.750%	28,496
2,059	Citigroup Capital XIII, 7.875%	56,108
1,592	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	40,055
2,286	US Bancorp, Series F, 6.500%	60,122

		219,589

	Telecommunication Services (0.2%)
960	Qwest Corp., 7.000%	20,995

	Utilities (0.3%)
1,375	Dominion Resources, Inc., Series A, 8.375%	35,393

	Total Preferred Stocks (Cost $281,217)	279,931

MONEY MARKET FUND (1.6%)

209,662	Federated Treasury Obligations Fund, Institutional Shares	209,662

	Total Money Market Fund (Cost $209,662)	209,662

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

December 31, 2013

Fair Value
Total Investments — 97.7% (Cost $13,005,409)	$13,059,209
Net Other Assets (Liabilities) — 2.3%	308,557

NET ASSETS — 100.0%	$13,367,766

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2013. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

Sterling Capital Variable Insurance Funds

Statements of Assets and Liabilities

December 31, 2013

	Sterling Capital Equity Income VIF	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF
Assets:
Investments at fair value (a)	$17,140,280	$29,690,098	$13,059,209
Interest and dividends receivable	25,548	23,692	122,514
Receivable for investments sold	144,184	—	191
Receivable for capital shares issued	29,137	—	199,270
Prepaid expenses	20,377	34,193	16,396

Total Assets	17,359,526	29,747,983	13,397,580

Liabilities:
Payable for capital shares redeemed	1,869	35,937	406
Accrued expenses and other payables:
Investment advisory fees	8,400	19,614	3,983
Administration fees	1,359	2,330	1,058
Accounting out-of-pocket fees	750	560	6,150
Audit fees	15,112	25,657	13,075
Compliance service fees	9	15	8
Legal fees	1,683	2,858	1,459
Printing fees	3,368	5,732	2,919
Other fees	629	1,392	756

Total Liabilities	33,179	94,095	29,814

Net Assets	$17,326,347	$29,653,888	$13,367,766

Net Assets Consist of:
Capital	$32,185,270	$17,309,402	$13,108,199
Undistributed net investment income	28,346	44,672	356,133
Accumulated realized gain (loss)	(16,841,438)	3,642,944	(150,366)
Net unrealized appreciation (depreciation)	1,954,169	8,656,870	53,800

Net Assets	$17,326,347	$29,653,888	$13,367,766

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)	1,649,723	1,574,284	1,367,624

Net Asset Value — offering and redemption price per share	$10.50	$18.84	$9.77

(a) Investments at cost	$15,186,111	$21,033,228	$13,005,409

See accompanying Notes to the Financial Statements.

Sterling Capital Variable Insurance Funds

Statements of Operations

For the Year Ended December 31, 2013

	Sterling Capital Equity Income VIF	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF
Investment Income:
Interest income	$—	$—	$551,890
Dividend income	443,546	450,678	27,343
Foreign taxes withheld	(3,528)	(10,025)	—

Total investment income	440,018	440,653	579,233

Expenses:
Investment advisory fees (See Note 4)	124,167	241,183	76,238
Administration fees (See Note 4)	17,259	29,344	14,877
Accounting out-of-pocket fees	5,836	6,148	37,176
Audit fees	18,566	31,640	16,226
Compliance service fees (See Note 4)	194	332	171
Custodian fees	1,360	1,964	1,251
Fund accounting fees (See Note 4)	1,330	2,261	1,143
Insurance fees	18,628	32,172	17,227
Interest expense (See Note 5)	6	—	—
Legal fees	14,312	24,947	13,155
Printing fees	13,289	18,492	9,596
Transfer agent fees (See Note 4)	5,936	10,133	5,200
Trustee fees	1,748	3,000	1,556
Other fees	2,667	4,151	2,334

Total expenses before waivers	225,298	405,767	196,150
Less expenses waived by the Investment Advisor (See Note 4)	(18,768)	(600)	(8,572)

Net expenses	206,530	405,167	187,578

Net investment income	233,488	35,486	391,655

Realized and Unrealized Gain (Loss):
Net realized gain from investments	4,139,865	3,698,673	5,981
Change in unrealized appreciation/depreciation on investments	(1,515,250)	3,390,674	(658,923)

Total realized and unrealized gain (loss)	2,624,615	7,089,347	(652,942)

Change in net assets from operations	$2,858,103	$7,124,833	$(261,287)

See accompanying Notes to the Financial Statements.

Sterling Capital Variable Insurance Funds

Statements of Changes in Net Assets

	Sterling Capital Equity Income VIF

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
From Investment Activities:
Operations:
Net investment income	$233,488	$207,550
Net realized gain	4,139,865	1,532,467
Change in unrealized appreciation/depreciation	(1,515,250)	1,115,741

Change in net assets from operations	2,858,103	2,855,758

Distributions to Shareholders From:
Net investment income	(219,509)	(192,318)
Net realized gains	—	—

Change in net assets from shareholders distributions	(219,509)	(192,318)

Capital Transactions:
Proceeds from shares issued	753,357	95,460
Distributions reinvested	219,509	192,318
Value of shares redeemed	(4,090,194)	(6,429,972)

Change in net assets from capital transactions	(3,117,328)	(6,142,194)

Change in net assets	(478,734)	(3,478,754)

Net Assets:
Beginning of year	17,805,081	21,283,835

End of year	$17,326,347	$17,805,081

Undistributed net investment income	$28,346	$5,747

Share Transactions:
Issued	77,495	10,701
Reinvested	22,165	21,560
Redeemed	(416,988)	(733,268)

Change in Shares	(317,328)	(701,007)

See accompanying Notes to the Financial Statements.

Sterling Capital Special Opportunities VIF		Sterling Capital Total Return Bond VIF

For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

$35,486	$116,720	$391,655	$436,970
3,698,673	3,344,125	5,981	490,488
3,390,674	1,217,194	(658,923)	180,859

7,124,833	4,678,039	(261,287)	1,108,317

(22,471)	(85,547)	(486,121)	(521,025)
(3,350,231)	(1,422,090)	(487,195)	(518,065)

(3,372,702)	(1,507,637)	(973,316)	(1,039,090)

385,700	637,311	959,746	1,212,865
3,372,702	1,507,637	973,316	1,039,090
(8,785,357)	(9,953,282)	(4,779,311)	(4,350,979)

(5,026,955)	(7,808,334)	(2,846,249)	(2,099,024)

(1,274,824)	(4,637,932)	(4,080,852)	(2,029,797)

30,928,712	35,566,644	17,448,618	19,478,415

$29,653,888	$30,928,712	$13,367,766	$17,448,618

$44,672	$37,897	$356,133	$477,971

21,133	38,231	94,381	113,176
190,119	90,840	97,842	97,428
(479,938)	(601,876)	(467,223)	(404,427)

(268,686)	(472,805)	(275,000)	(193,823)

Sterling Capital Variable Insurance Funds

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Year	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Equity Income VIF
Year Ended December 31, 2013	$9.05	0.13	1.44	1.57	(0.12)	—	(0.12)
Year Ended December 31, 2012	$7.98	0.09	1.07	1.16	(0.09)	—	(0.09)
Year Ended December 31, 2011	$8.41	0.09	(0.43)	(0.34)	(0.09)	—	(0.09)
Year Ended December 31, 2010	$7.61	0.09	0.81	0.90	(0.10)	—	(0.10)
Year Ended December 31, 2009	$6.49	0.07	1.12	1.19	(0.07)	—	(0.07)
Sterling Capital Special Opportunities VIF
Year Ended December 31, 2013	$16.78	0.02	4.33	4.35	(0.01)	(2.28)	(2.29)
Year Ended December 31, 2012	$15.36	0.06 (c)	2.13	2.19	(0.05)	(0.72)	(0.77)
Year Ended December 31, 2011	$16.60	(0.01)	(0.61)	(0.62)	—	(0.62)	(0.62)
Year Ended December 31, 2010	$14.29	(0.04)	2.36	2.32	(0.01)	—	(0.01)
Year Ended December 31, 2009	$10.27	(0.03)	4.47	4.44	—	(0.42)	(0.42)
Sterling Capital Total Return Bond VIF
Year Ended December 31, 2013	$10.62	0.26	(0.43)	(0.17)	(0.33)	(0.35)	(0.68)
Year Ended December 31, 2012	$10.61	0.26	0.38	0.64	(0.31)	(0.32)	(0.63)
Year Ended December 31, 2011	$10.73	0.36	0.28	0.64	(0.39)	(0.37)	(0.76)
Year Ended December 31, 2010	$10.37	0.40	0.39	0.79	(0.41)	(0.02)	(0.43)
Year Ended December 31, 2009	$9.94	0.41	0.42	0.83	(0.40)	—	(0.40)

*	During the periods certain fees were voluntarily waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Total return ratios assume reinvestment of distributions at net asset value. Total return ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund’s shares.

(c)

For the year ended December 31, 2012, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.25% per share.

See accompanying Notes to the Financial Statements.

		Ratios/Supplemental Data

Net Asset Value, End of Year	Total Return(b)	Net Assets, End of Year (000)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets*	Portfolio turnover rate

$10.50	17.48%	$17,326	1.16%	1.32%		1.27%	113.45%
$9.05	14.53%	$17,805	1.06%	1.04%		1.22%	64.31%
$7.98	(4.04)%	$21,284	0.97%	1.11%		1.21%	69.66%
$8.41	11.93%	$28,318	0.94%	1.22%		1.21%	63.34%
$7.61	18.50%	$32,124	1.00%	1.01%		1.24%	137.52%

$18.84	26.81%	$29,654	1.34%	0.12%		1.35%	36.33%
$16.78	14.33%	$30,929	1.28%	0.34	%(c)	1.28%	18.13%
$15.36	(3.53)%	$35,567	1.25%	(0.05)%		1.25%	26.68%
$16.60	16.24%	$43,344	1.24%	(0.28)%		1.27%	39.24%
$14.29	43.53%	$40,162	1.26%	(0.28)%		1.29%	32.57%

$9.77	(1.56)%	$13,368	1.23%	2.57%		1.29%	114.13%
$10.62	6.10%	$17,449	1.16%	2.39%		1.20%	144.71%
$10.61	6.10%	$19,478	1.07%	3.32%		1.17%	131.16%
$10.73	7.73%	$21,397	1.07%	3.70%		1.20%	140.32%
$10.37	8.57%	$22,062	0.94%	4.09%		1.24%	109.12%

Sterling Capital Variable Insurance Funds

Notes to Financial Statements

December 31, 2013

1.	Organization:

Sterling Capital Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of Sterling Capital Equity Income VIF (formerly known as Sterling Capital Select Equity VIF), Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All Funds are “diversified” funds.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of December 31, 2013.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the fiscal year ended December 31, 2013 there were no significant changes to the valuation policies and procedures.

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

December 31, 2013

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2013 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Equity Income VIF	$17,140,280(a	)	$—	$—	$17,140,280
Sterling Capital Special Opportunities VIF	29,690,098(a	)	—	—	29,690,098
Sterling Capital Total Return Bond VIF	489,593(b	)	12,569,616(a)	—	13,059,209

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Levels during the fiscal year ended December 31, 2013.

Security Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the Funds and Sterling Capital Funds are allocated across the Funds and Sterling Capital Funds, based upon relative net assets or on another reasonable basis.

Distributions to Shareholders — Dividends from net investment income are declared and paid quarterly for the Funds, with the exception of Sterling Capital Total Return Bond VIF, in which case dividends from net investment income are declared daily and paid monthly. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Recent Accounting Standards — In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 (“ASU No. 2013-08”) that creates a two-tiered approach to assess whether an entity is an investment company. ASU No. 2013-08 will also require an investment company to measure noncontrolling ownership interests in other investment

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

December 31, 2013

companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. ASU No. 2013-08 is effective for financial statements with fiscal years beginning after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government Securities and securities maturing less than one year from acquisition) for the fiscal year ended December 31, 2013 were as follows:

	Purchases	Sales
Sterling Capital Equity Income VIF	$19,522,675	$22,798,698
Sterling Capital Special Opportunities VIF	10,332,035	18,739,384
Sterling Capital Total Return Bond VIF	13,567,616	17,070,590

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the fiscal year ended December 31, 2013 for the Sterling Capital Total Return Bond VIF were $4,200,011 and $3,802,341, respectively.

4.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital waived investment advisory fees and reimbursed certain expenses for the Funds referenced below which are not subject to recoupment, except as noted, and are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions for the fiscal year ended December 31, 2013 is as follows:

	Contractual Fee Rate	Fee Rate after Voluntary Waivers
Sterling Capital Equity Income VIF	0.70%[1,2]	0.59%[1,2]
Sterling Capital Special Opportunities VIF	0.80%[2]	0.80%[2]
Sterling Capital Total Return Bond VIF	0.50%[2,3]	0.44%[2,3]

[1]	The contractual fee rate was 0.70% and the fee rate after voluntary waivers was 0.60% prior to April 24, 2013.
[2]

For a portion of the fiscal year ended December 31, 2013, Sterling Capital voluntarily reimbursed certain expenses of the Funds. Voluntary reimbursements of expenses are not subject to recoupment in subsequent fiscal periods, and may be discontinued at any time.

[3]	The contractual fee rate was 0.50% and the fee rate after voluntary waivers was 0.50% prior to April 24, 2013.

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds and the Sterling Capital Funds, excluding the assets of Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, and Sterling Capital Strategic Allocation Growth Fund, at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital.

BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees.”

Salvatore Faia currently serves as the Funds’ Chief Compliance Officer (“CCO”). Prior to September 19, 2013, Sterling Capital’s CCO served as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. Prior to September 19, 2013, the Funds reimbursed Sterling Capital for their allocable portion of the CCO’s salary. Currently Sterling Capital reimburses the Funds for a portion of the fee paid to Mr. Faia. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees.”

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

December 31, 2013

The Trust has adopted a Variable Contract Owner Servicing Plan (the “service plan”) under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Funds. A servicing agent may periodically waive all or a portion of its servicing fees. For the fiscal year ended December 31, 2013 the Funds did not participate in any service plan.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $44,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. The Trustee who is an interested person, as defined in the 1940 Act, of the Trust, but not affiliated with Sterling Capital is compensated at the annual rate of $44,000 plus $4,000 for each regularly scheduled quarterly meeting attended, $3,200 for each special meeting attended in person and $1,200 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board and the Audit Committee Chairman each receive an annual retainer of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the rate of $1,000 for each meeting over which he or she presides as Chairman. The fees are allocated across the Trust and the Sterling Capital Funds based upon relative net assets.

5.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to each Fund, pursuant to a credit agreement (each, an “Agreement”) with respect to each Fund. The primary purpose of the Agreements is to allow the Funds to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreements, Sterling Capital Equity Income VIF, Sterling Capital Special Opportunities VIF and Sterling Capital Total Return Bond VIF have a commitment amount of $2,800,000, $2,600,000, and $1,500,000, respectively. Outstanding principal amounts under the Agreements bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreements expires on March 31, 2014. During the fiscal year ended December 31, 2013 the following Fund utilized its line of credit:

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Equity Income VIF	2.00%	$53,000	2	$6	$67,000

6.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company (“RIC”) by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

December 31, 2013

At December 31, 2013, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount With No Expiration*
	Short-term Losses	Amount	Expires
Sterling Capital Equity Income VIF	$ —	$13,577,535	2016
Sterling Capital Equity Income VIF	—	3,263,903	2017
Sterling Capital Total Return Bond VIF	81,380	—	—

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Capital loss carryforwards utilized in the current year were $3,881,649 for Sterling Capital Equity Income VIF.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., disposition of market discount and market premium bonds, paydown gains and losses, mortgage dollar roll gains and losses, hybrids, REITs and the character of distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no impact on net assets or net asset values per share.

As of December 31, 2013, these reclassifications were as follows:

	Decrease Net Investment Income	Increase Realized Gain
Sterling Capital Equity Income VIF	$ 8,620	$(8,620)
Sterling Capital Special Opportunities VIF	(6,240)	6,240
Sterling Capital Total Return Bond VIF	(27,372)	27,372

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013, were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Distributions Paid*
Sterling Capital Equity Income VIF	$219,509	$—	$219,509
Sterling Capital Special Opportunities VIF	22,471	3,350,231	3,372,702
Sterling Capital Total Return Bond VIF	730,543	242,773	973,316

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012, were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Distributions Paid*
Sterling Capital Equity Income VIF	$192,318	$—	$192,318
Sterling Capital Special Opportunities VIF	85,547	1,422,090	1,507,637
Sterling Capital Total Return Bond VIF	542,470	496,620	1,039,090

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

December 31, 2013

At December 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
Sterling Capital Equity Income VIF	$28,346	$—	$28,346	$(16,841,438)	$1,954,169	$(14,858,923)
Sterling Capital Special Opportunities VIF	12,825	3,698,799	3,711,624	—	8,632,862	12,344,486
Sterling Capital Total Return Bond VIF	356,415	—	356,415	(81,380)	(15,468)	259,567

*

The primary differences between book basis and tax basis unrealized appreciation (depreciation) were due to the deferral of losses on wash sales and timing of income recognition related to investments in hybrid securities and partnerships, and the deferral of market discount and premium until point of  sale.

At December 31, 2013, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Equity Income VIF	$15,186,111	$2,116,964	$(162,795)	$1,954,169
Sterling Capital Special Opportunities VIF	21,057,236	9,065,431	(432,569)	8,632,862
Sterling Capital Total Return Bond VIF	13,074,677	286,953	(302,421)	(15,468)

7.	Subsequent Events:

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Sterling Capital Variable Insurance Funds:

We have audited the accompanying statement of assets and liabilities of the Sterling Capital Equity Income VIF (formerly Sterling Capital Select Equity VIF), Sterling Capital Special Opportunities VIF and Sterling Capital Total Return Bond VIF (collectively, the “Funds”), constituting the Sterling Capital Variable Insurance Funds, including the schedules of portfolio investments, as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian, transfer agent of the underlying funds and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the Sterling Capital Variable Insurance Funds as of December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

February 21, 2014

Sterling Capital Variable Insurance Funds

December 31, 2013

Notice to Shareholders (Unaudited)

All amounts and percentages below are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended December 31, 2013, each Fund is reporting the following items with regard to distributions paid during the year.

	Long-Term Capital Gain	Qualified Dividend Income%	(for corporate shareholders) Dividends Received Deduction %	U.S. Government Income
Sterling Capital Equity Income VIF	$—	100.00%	100.00%	0.00%
Sterling Capital Special Opportunities VIF	3,350,231	100.00%	100.00%	0.00%
Sterling Capital Total Return Bond VIF	242,773	0.63%	0.58%	1.24%

Sterling Capital Variable Insurance Funds

December 31, 2013

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is filed with the Commission within 60 days of the end of the quarter to which it relates, and is available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees conducted in-person meetings in August and November 2013 to consider the continuance of the investment advisory agreement between Sterling Capital Variable Insurance Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust (the “Funds”), for a new term running through January 31, 2015.  The above referenced agreement is referred to herein as the “Advisory Agreement.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with industry averages for comparable funds for advisory fees, 12b-1 fees, and total fund expenses.  The Trustees considered the contractual investment advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds.  The Board was assisted in its review by independent legal counsel, who provided memoranda detailing the legal standards for review of the Advisory Agreement. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all the Funds in the aggregate. As part of their deliberations, the Independent Trustees conducted several private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreement, each Trustee attributed different weights to various factors involved in an analysis of the Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Adviser to provide high quality service to each Fund.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Adviser in managing each Fund as well as the Adviser’s Form ADV.    The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the Adviser’s trading practices and considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by the Adviser, the nature and extent of responsibilities was consistent with mutual fund industry norms, and that the quality of the services provided or to be provided by the Adviser was or was expected to be satisfactory or better.

Investment Performance

The Trustees considered the short-term and long-term performance results of each Fund in absolute terms and relative to each Fund’s benchmark and peer group. In conducting their review, the Trustees particularly focused on Funds where longer-term performance compared unfavorably with peers.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates

The Trustees considered peer group comparable information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the investment advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable.

As part of their review, the Trustees considered benefits to Sterling Capital aside from investment advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ turnover. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate for executing certain trades on behalf of the Sterling Capital Special Opportunities VIF and Sterling Capital Equity Income VIF.  With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for separate accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds. The Trustees noted that a representative of Sterling Capital explained that management of the Funds was a much more intensive process than management of separate accounts, including daily fluctuations in the size of the Funds and the need to comply with extensive and complex restrictions set by applicable regulation or established in controlling disclosure documents, and therefore the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of comparisons to those other clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Adviser. In determining whether all investment advisory fees were reasonable, the Trustees reviewed profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented an Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because comparative information is not generally publicly available and could be affected by numerous factors. Based on their review, the Trustees concluded that the profitability of the Adviser as a result of their relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreements were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees found that Sterling Capital had generally reduced the total expense ratios for the Funds in part through fee waivers and found that the fee waivers were a reasonable way to provide the benefits of economies of scale to shareholders of the Funds at this time.

Sterling Capital Variable Insurance Funds

Information about Trustees and Officers (Unaudited)

Overall responsibility for the management of the Funds rests with its Board of Trustees (“Trustees”). The Trustees elect the officers of the Funds to supervise actively its day-to-day operations. The names of the Trustees, birthdates, term of office and length of time served, principal occupations during the past five years, number of portfolios overseen and directorships held outside of the Funds are listed in the two tables immediately following. The business address of the persons listed below is 434 Fayetteville Street, Fifth floor, Raleigh, North Carolina 27601.

INDEPENDENT TRUSTEES

Name and Birthdate	Position(s) Held With the Funds	Term of Office/ Length of Time Served	Principal Occupation During the Last 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Thomas W. Lambeth Birthdate: 01/35	Trustee, Chairman of the Board of Trustees	Indefinite, 08/92 — Present	From January 2001 to present, Senior Fellow, Z. Smith Reynolds Foundation	24	None

Drew T. Kagan Birthdate: 02/48	Trustee	Indefinite, 08/00 — Present	Retired; from September 2010 to March 2013, Chairman, Montecito Advisors, Inc.; from December 2003 to September 2010, CEO, Montecito Advisors, Inc.; from March 1996 to December 2003, President, Investment Affiliate, Inc.	24	None

Laura C. Bingham Birthdate: 11/56	Trustee	Indefinite, 02/01 — Present	From March 2013 to present, Partner, Newport Board Group; from July 2010 to February 2013, governance and leadership consultant; from July 1998 to June 2010, President of Peace College	24	None

Douglas R. Van Scoy Birthdate: 11/43	Trustee	Indefinite, 05/04 — Present	Retired; from November 1974 to July 2001, employee of Smith Barney (investment banking), most recently as Director of Private Client Group and Senior Executive Vice President	24	None

James L. Roberts Birthdate: 11/42	Trustee	Indefinite, 11/04 — Present	Retired; from November 2006 to present, Director, Grand Mountain Bancshares, Inc.; from January 1999 to December 2003, President, CEO and Director, Covest Bancshares, Inc.	24	None

Sterling Capital Variable Insurance Funds

The following table shows information for the trustees who are, each, an “interested person” of the Funds as defined in the 1940 Act:

INTERESTED TRUSTEES

Name and Birthdate	Position(s) Held With the Funds	Term of Office/ Length of Time Served	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex by Trustee*	Other Directorships Held by Trustee

Alexander W. McAlister** Birthdate: 03/60	Trustee	Indefinite, 11/10 — Present	President, Sterling Capital Management LLC	24	Director, Sterling Capital Management LLC

Alan G. Priest*** Birthdate: 05/52	Trustee	Indefinite, 7/12 — Present	Retired; from April 1993 to April 2012, Partner, Ropes & Gray LLP	24	None

 *   The Sterling Capital Fund Complex consists of two open-end investment management companies: Sterling Capital Funds and Sterling Capital Variable Insurance Funds.

**  Mr. McAlister is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds because he is an officer of the Advisor.

***Mr. Priest is treated by the Fund as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds because he was a partner of a law firm that acted as counsel to the Funds during the past two fiscal years.

The following table shows information for officers of the Funds:

Name and Birthdate	Position(s) Held With the Funds	Term of Office/ Length of Time Served	Principal Occupation During the Last 5 Years

James T. Gillespie Birthdate: 11/66	President	Indefinite, 12/12 — Present	From March 2012 to present, Executive Director, Sterling Capital Management LLC; From June 2010 to March 2012, Director, Sterling Capital Management LLC and its predecessors; from August 2008 to June 2010, Vice President Relationship Management, JPMorgan Chase & Co.; from February 2005 to August 2008, Senior Vice President and Manager of Mutual Fund Administration, Sterling Capital Management LLC and its predecessors

Kenneth R. Cotner Birthdate: 02/59	Treasurer	Indefinite, 12/12 — Present	From September 2013 to present, Chief Compliance Officer and from June 2001 to present, Chief Operating Officer, Sterling Capital Management LLC and its predecessors

Todd M. Miller Birthdate: 09/71	Vice President and Secretary	Indefinite, Vice President, 08/05 — Present; Secretary, 08/10 — Present	From June 2009 to present, Director, Sterling Capital Management LLC and its predecessors; from June 2005 to May 2009, Mutual Fund Administrator; from May 2001 to May 2005, Manager, BISYS Fund Services

Salvatore Faia Birthdate: 12/62	Chief Compliance and Anti-Money Laundering Officer	Indefinite, 09/13 — Present	President and Founder of Vigilant Compliance Services since 2004; Director of Energy and Income Partnership since 2005

Sterling Capital Variable Insurance Funds

Name and Birthdate	Position(s) Held With the Funds	Term of Office/ Length of Time Served	Principal Occupation During the Last 5 Years

Andrew J. McNally Birthdate: 12/70	Assistant Treasurer	Indefinite, Assistant Treasurer, 06/10 — Present; Treasurer, 04/07 — 06/10	From January 2007 to present, Vice President and Senior Director, and from July 2000 to December 2006, Vice President and Director, Fund Accounting and Administration Department, BNY Mellon Investment Servicing (US) Inc.

Julie M. Powers Birthdate: 10/69	Assistant Secretary	Indefinite, 11/11 — Present	From November 2011 to present, Vice President; from March 2009 to October 2011, Senior Manager and Vice President; from August 2005 to February 2009, Manager and Assistant Vice President, Regulatory Administration Department, BNY Mellon Investment Servicing (US) Inc.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-228-1872.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the “code of ethics” that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

Item 3.  Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Drew Kagan is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $58,150 in 2013 and $70,300 in 2012.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2013 and $0 in 2012.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,400 in 2013 and $7,000 in 2012. Fees for both 2013 and 2012 relate to the preparation of federal income and excise tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2013 and $0 in 2012.

(e)(1)	Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	100%

(d)	N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2,229,000 in 2013 and $199,900 in 2012.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Variable Insurance Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President (principal executive officer)

Date	02/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President (principal executive officer)

Date	02/28/14

By (Signature and Title)	/s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer (principal financial officer)

Date	02/28/14